UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.1%)(a)
		Principal
	Rating(RAT)	amount	Value

Arizona (88.5%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$425,671
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,027,220
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	714,147
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. D,
5 1/2s, 1/1/38	AA-	1,750,000	1,621,900
AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. A,
0.58s, 7/1/35	VMIG1	1,000,000	1,000,000
AZ School Fac. Board COP, 5 3/4s, 9/1/22	AA-	1,000,000	1,078,070
AZ State COP, Ser. A, FSA, 5s, 9/1/26	AAA	1,000,000	1,003,590
AZ State U. COP (Research Infrastructure), AMBAC, 5s,
9/1/30	AA-	1,000,000	968,010
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL,
5s, 7/1/31	A2	1,500,000	1,431,945
5s, 7/1/25	A2	825,000	832,285
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	129,725
Chandler, G.O. Bonds, FGIC, NATL, 8s, 7/1/10	AA-	1,450,000	1,565,725
Chandler, St. & Hwy. User Rev. Bonds, NATL, 8s, 7/1/11	Aa3	1,100,000	1,258,642
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s,
7/1/14	Aa2	2,150,000	2,670,494
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	455,000	411,775
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC,
stepped-coupon, 1s (5 1/4s, 7/1/09), 7/1/27 (STP)	A2	1,000,000	913,140
Glendale, Indl. Dev. Auth. Rev. Bonds
(John C. Lincoln Hlth.), 5s, 12/1/42	BBB	500,000	353,140
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,118,784
Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop
101), Ser. A, 7s, 7/1/28	AA	1,000,000	1,064,450
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	1,615,000	1,617,374
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	895,000	857,866
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,410,000	1,204,366
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	AA	3,500,000	4,353,895
Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp.
Mandatory Put Bonds (Waste Mgt., Inc.), 7s, 12/1/10	A-2	200,000	206,034
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	1,000,000	861,300
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
NATL, 7s, 7/1/12	Aa3	1,000,000	1,148,190
(No. 11 Peoria Unified 2003 School Impt.), FGIC, NATL,
5s, 7/1/09 (Prerefunded)	AAA	20,000	20,294
Maricopa Cnty., Unified School Dist. G.O. Bonds
(No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A2	1,000,000	1,011,080
(No. 89 Dysart School Impt. 2006), Ser. B, AMBAC, 5s,
7/1/19	A+	1,000,000	1,090,120
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,038,780
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	365,000	420,725
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A	2,000,000	2,118,720
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	905,000	903,733
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	1,500,000	1,580,580
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds (Sr.

Lien), Ser. B, FGIC, NATL, 5 3/4s, 7/1/19	Aa3	1,000,000	1,015,290
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	736,840
zero %, 7/1/32	AA	1,000,000	755,350
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds, Ser.
A, NATL, 4 3/4s, 7/1/26	AA	1,415,000	1,388,695
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	547,270
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, NATL, FHA Insd., 6.9s, 1/1/23	AA-	980,000	983,469
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	A1	1,000,000	914,370
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	88,753
Pima Cnty., Indl. Dev. Auth. Charter School VRDN
(Delaware Military Academy), 0.60s, 9/1/38	A-1	1,200,000	1,200,000
Pinal Cnty., COP, 5s, 12/1/26	A	1,000,000	873,160
Pinal Cnty., Elec. Dist. No. 4 Rev. Bonds, 6s, 12/1/38	BBB-	500,000	390,610
Queen Creek, Special Assmt. Bonds (Impt. Dist. No. 001)
5s, 1/1/26	Baa2	200,000	157,130
5s, 1/1/17	Baa2	500,000	456,815
Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO,
6s, 7/15/19	AAA	1,000,000	1,103,880
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A2	750,000	476,625
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care)
5.8s, 12/1/31 (Prerefunded)	A-/F	500,000	560,165
Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,245,600
Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
(Wtr. & Swr. Dev.), Ser. A, 5 1/2s, 7/1/28	AAA	1,000,000	1,029,230
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	993,485
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), NATL
5 5/8s, 9/1/28	AA-	1,250,000	1,193,788
5 5/8s, 9/1/23	AA-	1,065,000	1,070,645
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	A	2,215,000	2,169,172
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	157,000	145,401
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AAA	1,075,000	1,040,417
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	705,000	684,386
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, Radian Insd., 6s, 7/1/30
(Prerefunded)	BBB+	1,000,000	1,075,220
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	762,168
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	765,940
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	356,790
			62,202,434

Guam (0.9%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB+/F	965,000	618,642
			618,642

Puerto Rico (7.5%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,250,000	1,119,700
6s, 7/1/38	Baa3	675,000	614,885
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, NATL, 5 1/2s, 7/1/15	AA	400,000	393,684
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	896,430
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	2,000,000	1,884,160
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	225,000	191,756
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, NATL, zero %, 8/1/43	AA-	1,500,000	136,125
			5,236,740

Virgin Islands (1.2%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	400,000	244,244
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	592,387
			836,631

TOTAL INVESTMENTS

Total investments (cost $71,133,310)(b)			$68,894,447

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$436,671	3/12/09	-	5.02% minus	$46,196
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$46,196

NOTES

(a) Percentages indicated are based on net assets of $70,251,185.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $71,133,310, resulting in gross unrealized appreciation and depreciation of $2,286,807 and $4,525,670, respectively, or net unrealized depreciation of $2,238,863.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Local government	23.2%
Health care	18.3
Utilities	16.5

The fund had the following insurance concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

NATL	30.4%
AMBAC	13.9
FGIC	10.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$--

Level 2	68,894,447	46,196

Level 3	--	--

Total	$68,894,447	$46,196

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009